Investment Strategy - Voya VACS Series HYB Fund	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high-yield bonds. For purposes of this 80% policy, high-yield bonds (sometimes referred to as “high-yield securities” or “junk bonds”) include, without limitation, bonds, debt instruments, and other fixed income and income-producing debt instruments, of any kind, issued or guaranteed by governmental or private-sector entities that are rated below investment grade by one or more nationally recognized statistical rating organizations (“NRSROs”) (e.g., rated Ba1 or below by Moody’s Ratings, or BB+ or below by S&P Global Ratings or Fitch Ratings, Inc.) or, if unrated, determined by the Fund to be of comparable quality. High-yield bonds include, but are not limited to: bank loans; payment-in-kind securities; fixed and variable floating rate and deferred interest debt obligations; zero-coupon bonds and debt obligations provided they meet the criteria for below investment grade set forth above. In evaluating the quality of a particular high-yield bond for investment by the Fund, the sub-adviser (the “Sub-Adviser”) does not rely exclusively on credit ratings assigned by NRSROs. The Sub-Adviser will utilize a security’s credit rating as simply one indication of an issuer’s creditworthiness and will principally rely upon its own analysis of any security. The Sub-Adviser does not have restrictions on the rating level of the securities held in the Fund and may purchase and hold securities in default. There are no restrictions on the average maturity of the Fund’s portfolio or the maturity of any single investment. Maturities may vary widely depending on the Sub-Adviser’s assessment of interest rate trends and other economic or market factors. Any remaining assets may be invested in debt instruments rated investment grade; common and preferred stocks; U.S. government securities; money market instruments; and debt instruments of foreign (non-U.S.) issuers, including securities of companies in emerging markets. The Fund may invest in derivatives, including structured debt instruments, dollar roll transactions, swap agreements, including credit default swaps and interest rate swaps, and options on swap agreements. The Fund typically uses derivatives to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the Fund. The Fund may invest in companies of any market capitalization size. The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. In choosing investments for the Fund, the Sub-Adviser combines extensive company and industry research with relative value analysis to identify high-yield bonds expected to provide above-average returns. Relative value analysis is intended to enhance returns by moving from overvalued to undervalued sectors of the bond market. The Sub-Adviser’s approach to decision making includes contributions from individual portfolio managers responsible for specific industry sectors. In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors to determine whether one or more factors may have a material effect. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer’s ESG standing. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in an issuer, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high-yield bonds.